Financial instruments - valuation	6 Months Ended
Jun. 30, 2025
Financial instruments - classification
Financial instruments - valuation

8. Financial instruments - valuation

Disclosures relating to the control environment, valuation techniques and related aspects pertaining to financial instruments measured at fair value are included in the NatWest Group plc 2024 Annual Report on Form 20-F. Valuation, sensitivity methodologies and inputs at 30 June 2025 are consistent with those described in Note 10 to the financial statements in the NatWest Group plc 2024 Annual Report on Form 20-F.

Fair value hierarchy

The table below shows the assets and liabilities held by NatWest Group split by fair value hierarchy level. Level 1 are considered the most liquid instruments, and level 3 the most illiquid, valued using expert judgment and hence carry the most significant price uncertainty.

	30 June 2025				31 December 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	34,936	243	35,179	—	34,761	278	35,039
Securities	16,289	5,238	—	21,527	8,772	5,106	—	13,878
Derivatives
Interest rate	—	34,582	446	35,028	—	37,026	473	37,499
Foreign exchange	—	37,749	149	37,898	—	40,687	110	40,797
Other	—	42	42	84	—	63	47	110
Other financial assets
Loans	—	38	527	565	—	288	565	853
Securities	25,936	17,111	176	43,223	23,943	13,641	209	37,793
Total financial assets held at fair value	42,225	129,696	1,583	173,504	32,715	131,572	1,682	165,969
As a % of total fair value assets	24%	75%	1%	—	20%	79%	1%	—

Liabilities
Trading liabilities
Deposits	—	46,379	—	46,379	—	43,966	—	43,966
Debt securities in issue	—	251	—	251	—	257	—	257
Short positions	9,749	2,465	1	12,215	8,766	1,724	1	10,491
Derivatives
Interest rate	—	28,114	203	28,317	—	31,253	279	31,532
Foreign exchange	—	37,420	76	37,496	—	40,240	66	40,306
Other	—	107	63	170	—	124	120	244
Other financial liabilities
Debt securities in issue	—	1,942	3	1,945	—	1,733	3	1,736
Other deposits	—	1,930	52	1,982	—	1,787	25	1,812
Subordinated liabilities	—	234	—	234	—	234	—	234
Total financial liabilities held at fair value	9,749	118,842	398	128,989	8,766	121,318	494	130,578
As a % of total fair value liabilities	8%	92%	0%	—	7%	93%	0%	—

(1)	Level 1 - Instruments valued using unadjusted quoted prices in active and liquid markets, for identical financial instruments. Examples include government bonds, listed equity shares and certain exchange-traded derivatives.

Level 2 - Instruments valued using valuation techniques that have observable inputs. Observable inputs are those that are readily available with limited adjustments required. Examples include most government agency securities, investment-grade corporate bonds, certain mortgage products - including CLOs, most bank loans, repos and reverse repos, state and municipal obligations, most notes issued, certain money market securities, loan commitments and most OTC derivatives.

Level 3 - Instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument’s valuation, is not based on observable market data. Examples include non-derivative instruments which trade infrequently, certain syndicated and commercial mortgage loans, private equity, and derivatives with unobservable model inputs.

(2)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(3)	For an analysis of debt securities held at mandatory fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.

8. Financial instruments – valuation continued

Valuation adjustments

When valuing financial instruments in the trading book, adjustments are made to mid-market valuations to cover bid-offer spread, funding and credit risk. These adjustments are presented in the table below. For further information refer to the descriptions of valuation adjustments within ‘Financial instruments – valuation’ on page 220 of the NatWest Group plc 2024 Annual Report on Form 20-F.

	30 June	31 December
	2025	2024
	£m	£m
Funding - FVA	125	123
Credit - CVA	188	190
Bid - Offer	77	76
Product and deal specific	139	157
Total	529	546

-	Valuation reserves comprising credit valuation adjustments (CVA), funding valuation adjustment (FVA), bid-offer and product and deal specific reserves, decreased to £529 million at 30 June 2025 (31 December 2024 – £546 million).
-	The decrease in product and deal specific was driven by the amortisation of deferred trade inception profits partially offset by new trading activity.

8. Financial instruments – valuation continued

Level 3 sensitivities

The table below shows the favourable and unfavourable range of fair value of the level 3 assets and liabilities.

	30 June 2025			31 December 2024
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	243	—	—	278	—	—
Securities	—	—	—	—	—	—
Derivatives
Interest rate	446	20	(20)	473	20	(20)
Foreign exchange	149	10	(10)	110	—	—
Other	42	—	—	47	—	—
Other financial assets
Loans	527	10	(10)	565	—	(10)
Securities	176	20	(20)	209	20	(30)
Total financial assets held at fair value	1,583	60	(60)	1,682	40	(60)

Liabilities
Trading liabilities
Deposits	—	—	—	—	—	—
Short positions	1	—	—	1	—	—
Derivatives
Interest rate	203	10	(10)	279	10	(10)
Foreign exchange	76	—	—	66	—	—
Other	63	—	—	120	10	(10)
Other financial liabilities
Debt securities in issue	3	—	—	3	—	—
Other deposits	52	10	(20)	25	10	(20)
Total financial liabilities held at fair value	398	20	(30)	494	30	(40)

Alternative assumptions

Reasonably plausible alternative assumptions of unobservable inputs are determined based on a specified target level of certainty of 90%. Alternative assumptions are determined with reference to all available evidence including consideration of the following: quality of independent pricing information considering consistency between different sources, variation over time, perceived tradability or otherwise of available quotes; consensus service dispersion ranges; volume of trading activity and market bias (e.g. one-way inventory); day 1 profit or loss arising on new trades; number and nature of market participants; market conditions; modelling consistency in the market; size and nature of risk; length of holding of position; and market intelligence.

8. Financial instruments – valuation continued

Movement in level 3 assets and liabilities

The following table shows the movement in level 3 assets and liabilities.

		Other	Other			Other	Other
	Derivatives	trading	financial	Total	Derivatives	trading	financial	Total
	assets	assets (2)	assets (3)	assets	liabilities	liabilities (2)	liabilities	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	630	278	774	1,682	465	1	28	494
Amounts recorded in the income statement (1)	(65)	2	(1)	(64)	(94)	—	1	(93)
Amount recorded in the statement of comprehensive income	—	—	11	11	—	—	—	—
Level 3 transfers in	40	—	—	40	7	—	25	32
Level 3 transfers out	(6)	—	(16)	(22)	(11)	—	—	(11)
Purchases/originations	70	89	59	218	47	—	—	47
Settlements/other decreases	(2)	(31)	—	(33)	(34)	—	—	(34)
Sales	(31)	(97)	(125)	(253)	(40)	—	—	(40)
Foreign exchange and other adjustments	1	2	1	4	2	—	1	3
At 30 June 2025	637	243	703	1,583	342	1	55	398

Amounts recorded in the income statement in respect of balances held at period end - unrealised	57	1	(3)	55	(10)	—	—	(10)

At 1 January 2024	823	223	915	1,961	685	3	3	691
Amounts recorded in the income statement (1)	(70)	2	5	(63)	(28)	—	—	(28)
Amount recorded in the statement of comprehensive income	—	—	(13)	(13)	—	—	—	—
Level 3 transfers in	7	—	—	7	1	—	23	24
Level 3 transfers out	(2)	(14)	(258)	(274)	(2)	(1)	—	(3)
Purchases/originations	82	25	23	130	67	1	—	68
Settlements/other decreases	(38)	(7)	—	(45)	(29)	—	—	(29)
Sales	(40)	—	(2)	(42)	(34)	(1)	—	(35)
Foreign exchange and other adjustments	—	1	(6)	(5)	(2)	—	—	(2)
At 30 June 2024	762	230	664	1,656	658	2	26	686

Amounts recorded in the income statement in respect of balances held at period end - unrealised	116	—	4	120	123	—	—	123

(1)	There were £31 million net gains on trading assets and liabilities (30 June 2024 – £40 million net losses) recorded in income from trading activities. Net losses on other instruments of £2 million (30 June 2024 – £5 million net losses) were recorded in other operating income and interest income as appropriate.
(2)	Other trading assets and other trading liabilities comprise assets and liabilities held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.

8. Financial instruments – valuation continued

Fair value of financial instruments measured at amortised cost on the balance sheet

The following table shows the carrying value and fair value of financial instruments carried at amortised cost on the balance sheet.

						Items where fair value
	Carrying		Fair value hierarchy level			approximates
	value	Fair value	Level 1	Level 2	Level 3	carrying value
30 June 2025	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	90.7	90.7	—	—	—	90.7
Settlement balances	8.2	8.2	—	—	—	8.2
Loans to banks	7.4	7.3	—	2.8	0.5	4.0
Loans to customers	407.1	402.0	—	30.6	371.4	—
Other financial assets - securities	28.0	28.0	9.7	11.7	6.6	—

31 December 2024
Financial assets
Cash and balances at central banks	93.0	93.0	—	—	—	93.0
Settlement balances	2.1	2.1	—	—	—	2.1
Loans to banks	6.0	5.9	—	1.8	0.5	3.6
Loans to customers	400.3	396.6	—	34.9	361.7	—
Other financial assets - securities	24.6	24.6	4.3	12.4	7.9	—

30 June 2025
Financial liabilities
Bank deposits	38.1	38.0	—	29.7	3.7	4.6
Customer deposits	436.8	436.7	—	24.2	46.4	366.1
Settlement balances	9.5	9.5	—	—	—	9.5
Other financial liabilities
- debt securities in issue	62.0	62.7	—	54.0	8.7	—
Subordinated liabilities	5.8	5.9	—	5.9	—	—
Notes in circulation	3.3	3.3	—	—	—	3.3

31 December 2024
Financial liabilities
Bank deposits	31.5	31.2	—	23.9	3.0	4.3
Customer deposits	433.5	433.3	—	24.3	46.0	363.0
Settlement balances	1.7	1.7	—	—	—	1.7
Other financial liabilities
- debt securities in issue	57.5	57.6	—	48.9	8.7	—
Subordinated liabilities	5.9	6.0	—	6.0	—	—
Notes in circulation	3.3	3.3	—	—	—	3.3

8. Financial instruments – valuation continued

The assumptions and methodologies underlying the calculation of fair values of financial instruments at the balance sheet date are as follows:

Short-term financial instruments

For certain short-term financial instruments: cash and balances at central banks, items in the course of collection from other banks, settlement balances, items in the course of transmission to other banks, customer demand deposits and notes in circulation, carrying value is deemed a reasonable approximation of fair value.

Loans to banks and customers

In estimating the fair value of net loans to customers and banks measured at amortised cost, NatWest Group’s loans are segregated into appropriate portfolios reflecting the characteristics of the constituent loans. Two principal methods are used to estimate fair value: contractual cash flows and expected cash flows.

Debt securities and subordinated liabilities

Most debt securities are valued using quoted prices in active markets or from quoted prices of similar financial instruments in active markets. For the remaining population, fair values are determined using market standard valuation techniques, such as discounted cash flows.

Bank and customer deposits

Fair value of deposits is estimated using discounted cash flow valuation techniques.